[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

January 31, 2001

Merrill Lynch
Focus Value Fund, Inc.

www.mlim.ml.com

MERRILL LYNCH FOCUS VALUE FUND, INC.

DEAR SHAREHOLDER

On October 2, 2000, Merrill Lynch Phoenix Fund, Inc. changed its name to Merrill Lynch Focus Value Fund, Inc. In addition, the Fund's investment objective changed as approved by shareholders on July 13, 2000: to seek long-term growth of capital. In order to reach this objective, the Fund will invest primarily in a portfolio of equities of issuers that the Investment Adviser believes are undervalued relative to its assessment of the current or prospective condition of the issuer or relative to prevailing market ratios, including issuers that are experiencing poor operating conditions.

During the six-month period ended January 31, 2001, equity markets demonstrated considerable weakness, particularly large cap technology stocks, which had accounted for the majority of the market's gains in the previous two-year period. Value stocks, an area of focus for the Fund, responded relatively well as investors switched their allegiance toward companies with hard asset values and true cash generation potential as we entered a period of slowing economic growth brought on by the Federal Reserve Board's restrictive monetary policy.

For the six months ended January 31, 2001, Merrill Lynch Focus Value Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +12.03%, +11.43%, +11.40% and +11.95%, respectively. At the same time, the
Russell 1000 Value Index registered a +9.75% return. Favorable returns in our energy, defense, healthcare and insurance investments helped performance, although our semiconductor and telecommunications holdings declined significantly.

Stocks with earnings stability and predictability performed relatively well during the six-month period as investors fled to safety in a rising interest rate environment. Healthcare stocks such as Tenet Healthcare Corporation, HCA--The Healthcare Company and Bristol-Myers Squibb Company performed well as government reimbursement of medical expenses became more accommodating for healthcare companies and fears of price controls on pharmaceuticals waned. Defense stocks Lockheed Martin Corporation and Northrop Grumman Corporation also performed well in anticipation of an increase in government funding in the coming years. Insurance stocks benefited from a rising price environment. Finally, energy stocks such as EOG Resources, Inc. and Burlington Resources, Inc. responded favorably to higher oil and gas prices. We utilized the strength in these industries to lower our exposure to these stocks. While we still have weightings in these sectors, they are materially lower than they were six months ago.

On the negative side, our semiconductor holdings, which were major contributors to our excellent performance during the 1999 calendar year, entered a difficult period. Although we lowered our exposure to this sector entering 2000, we were still overweighted relative to the Russell 1000 Value Index when the "tech wreck" started in the third quarter of 2000. Shares of National Semiconductor Corporation and LTX Corporation declined as much as 80% from the highs reached earlier in the year. We utilized the price weakness to augment our exposure to this sector by adding stocks such as Motorola, Inc., Lucent Technologies, Inc. and 3Com Corporation to the portfolio and rebuilt our positions in National Semiconductor and LTX. Telecommunication service providers also negatively impacted performance. AT&T Corp. and WorldCom, Inc. declined more than 25% during the period, as the decline in their consumer long-distance businesses continued. We eliminated our exposure to WorldCom since we were less optimistic about their assets, but retained a position in AT&T Corp. given their dominant cable and wireless platforms.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

During the six-month period ended January 31, 2001, we added economically sensitive companies such as E.I. du Pont de Nemours and Company, Boise Cascade Corporation and Sappi Limited to the Fund. These companies are poised to benefit from a strengthening economic environment and possess asset values we believe to be significantly above their current trading prices, which could provide us with some downside support if our expectations of an improving economic backdrop prove premature. Free cash-flow-generating companies were also a focus for the Fund, represented by the addition of Pitney Bowes Inc., an office equipment supplier; and Diebold, Incorporated, a manufacturer of ATM equipment and voting booths. These companies have dominant market shares, yet trade at seemingly modest valuation levels relative to their free cash-flow generation. Management can then use this cash to buy back stock or make attractive acquisitions. Finally, we purchased bank stocks with the addition of J.P. Morgan Chase & Co. and Bank of America Corporation. These stocks have been hit hard as a result of concerns about their loan quality and slowing capital markets activity. Both of these areas could become positive assuming lower interest rates can positively affect the economy.

The swings in the market during the past six months enabled the Fund to acquire many new, attractively priced investments. The Fund is heavily weighted toward economically sensitive industry groups such as capital goods, basic materials and banking stocks. We expect an accommodative Federal Reserve Board monetary policy, coupled with an aggressive fiscal policy, to stem the economic decline we are currently experiencing and reward those companies that possess the highest earnings leverage to renewed economic growth.

In Conclusion

We thank you for your interest in Merrill Lynch Focus Value Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Robert J. Martorelli

Robert J. Martorelli
Senior Vice President and Portfolio Manager

March 8, 2001

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return

                                               % Return Without  % Return With
                                                 Sales Charge     Sales Charge**
==============================================================================
Class A Shares*
==============================================================================
One Year Ended 12/31/00                              -2.52%           -7.63%
------------------------------------------------------------------------------
Five Years Ended 12/31/00                           +16.09           +14.84
------------------------------------------------------------------------------
Ten Years Ended 12/31/00                            +18.38           +17.74
------------------------------------------------------------------------------
 * Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

                                                   % Return          % Return
                                                 Without CDSC      With CDSC**
==============================================================================
Class B Shares*
==============================================================================
One Year Ended 12/31/00                              -3.49%           -6.54%
------------------------------------------------------------------------------
Five Years Ended 12/31/00                           +14.90           +14.90
------------------------------------------------------------------------------
Ten Years Ended 12/31/00                            +17.18           +17.18
------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                                   % Return          % Return
                                                 Without CDSC      With CDSC**
==============================================================================
Class C Shares*
==============================================================================
One Year Ended 12/31/00                              -3.56%           -4.31%
------------------------------------------------------------------------------
Five Years Ended 12/31/00                           +14.89           +14.89
------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/00                                    +13.89           +13.89
------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                               % Return Without  % Return With
                                                 Sales Charge     Sales Charge**
==============================================================================
Class D Shares*
==============================================================================
One Year Ended 12/31/00                              -2.74%           -7.85%
------------------------------------------------------------------------------
Five Years Ended 12/31/00                           +15.79           +14.55
------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/00                                    +14.79           +13.79
------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

PERFORMANCE DATA (concluded)

Recent Performance Results

                                                                                      Ten Years/
                                                     6 Month           12 Month    Since Inception
As of January 31, 2001                             Total Return      Total Return    Total Return
===================================================================================================
ML Focus Value Fund, Inc. Class A Shares*             +12.03%           +10.29%       +1,545.96%
---------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class B Shares*             +11.43            + 9.12         + 381.81
---------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class C Shares*             +11.40            + 9.15         + 148.77
---------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class D Shares*             +11.95            +10.04         + 161.59
---------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                          -3.98             -0.90     +395.92/+228.54
===================================================================================================

 * Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception total return periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.
** An unmanaged broad-based index comprised of common stocks. Ten years/since inception total return periods are ten years and from 10/21/94, respectively.

PORTFOLIO INFORMATION

As of January 31, 2001

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets

Borland Software Corporation ..........................................  4.7%
J.P. Morgan Chase & Co. ...............................................  3.7
National Semiconductor Corporation ....................................  3.6
Unisys Corporation ....................................................  3.5
Fox Entertainment Group, Inc. (Class A) ...............................  3.1
ACE Limited ...........................................................  2.7
E.I. du Pont de Nemours and Company ...................................  2.5
EOG Resources, Inc. ...................................................  2.4
The Gillette Company ..................................................  2.4
LTX Corporation .......................................................  2.3

                                                                      Percent of
Five Largest Industries                                               Net Assets

Media ................................................................   7.0%
Semiconductor Equipment & Products ...................................   5.9
Software .............................................................   5.9
Banks ................................................................   5.8
Household Durables ...................................................   5.1

                                                                      Percent of
Asset Mix                                                             Net Assets

Stocks .............................................................    88.8%
Bonds ..............................................................     3.0
Cash & Cash Equivalents ............................................     8.2

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

SCHEDULE OF INVESTMENTS

                            Shares                                                                             Percent of
Industry                     Held                     Investments                                  Value       Net Assets
-------------------------------------------------------------------------------------------------------------------------
Discount to Assets
-------------------------------------------------------------------------------------------------------------------------
Communications Equipment    293,200  +3Com Corporation                                          $ 3,133,575          0.6%
=========================================================================================================================
Diversified Tele-           140,100   Verizon Communications                                      7,698,495          1.6
communication Services
=========================================================================================================================
Media                       468,500  +Sinclair Broadcast Group, Inc. (Class A)                    5,241,344          1.1
                            126,200   Tribune Company                                             5,087,122          1.0
                            442,900  +USA Networks, Inc.                                          8,830,319          1.8
=========================================================================================================================
Multi-Utilities             181,500   The Williams Companies, Inc.                                7,102,095          1.5
=========================================================================================================================
Paper & Forest Products     319,000   Boise Cascade Corporation                                  10,504,670          2.2
                          1,044,700   Sappi Limited (ADR) (a)                                     8,002,402          1.6
=========================================================================================================================
                                      Total Discount to Assets (Cost--$49,977,295)               55,600,022         11.4
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
Earnings Turnaround
-------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense         250,600   Lockheed Martin Corporation                                 8,690,808          1.8
                             68,700   Northrop Grumman Corporation                                5,954,916          1.2
=========================================================================================================================
Banks                       141,400   Bank of America Corporation                                 7,610,148          1.5
                            244,400   Bank One Corporation                                        9,580,480          2.0
                            325,000   First Union Corporation                                    11,027,250          2.3
=========================================================================================================================
Communications              326,300   Lucent Technologies Inc.                                    6,069,180          1.3
Equipment                   229,100   Motorola, Inc.                                              5,225,771          1.1
=========================================================================================================================
Computer & Peripherals       71,100   International Business Machines Corporation                 7,963,200          1.6
=========================================================================================================================
Containers & Packaging    1,079,800   Crown Cork & Seal Company, Inc.                             9,124,310          1.9
=========================================================================================================================
Electronic Equipment &      154,800  +SCI Systems, Inc.                                           4,365,360          0.9
Instruments
=========================================================================================================================
Energy Equipment &          281,400  +Rowan Companies, Inc.                                       7,682,220          1.6
Service                     103,100   Tidewater Inc.                                              4,933,335          1.0
=========================================================================================================================
Hotels/Restaurants &        342,900   McDonald's Corporation                                     10,064,115          2.1
Leisure
=========================================================================================================================
Household Durables          183,700   Koninklijke (Royal) Philips Electronics NV                  7,017,340          1.4
                                         (NY Registered Shares)
                            850,000  +The Topps Company, Inc.                                     8,075,000          1.7
=========================================================================================================================
Household Products           65,300   The Clorox Company                                          2,203,875          0.5
=========================================================================================================================
Insurance                   360,800   ACE Limited                                                13,349,600          2.7
                            258,700   The Allstate Corporation                                   10,058,256          2.1
=========================================================================================================================
Machinery                   234,900   Caterpillar Inc.                                           10,387,278          2.1
=========================================================================================================================
Media                       900,000  +CST Entertainment, Inc. (b)                                       900          0.0
                            673,400  +Fox Entertainment Group, Inc. (Class A)                    15,151,500          3.1
=========================================================================================================================
Oil & Gas                   268,400   EOG Resources, Inc.                                        11,739,816          2.4
                            300,000   Unocal Corporation                                         10,356,000          2.1
=========================================================================================================================
Personal Products           369,400   The Gillette Company                                       11,680,428          2.4
=========================================================================================================================

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

                           Shares Held/                                                                          Percent of
Industry                   Face Amount                   Investments                                  Value      Net Assets
---------------------------------------------------------------------------------------------------------------------------
Earnings Turnaround
(concluded)
---------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                125,500   Bristol-Myers Squibb Company                             $  7,767,195         1.6%
===========================================================================================================================
Semiconductor                  618,300  +LTX Corporation                                            11,245,331         2.3
Equipment & Products           602,100  +National Semiconductor Corporation                         17,280,270         3.6
===========================================================================================================================
Software                     2,380,800  +Borland Software Corporation                               22,840,800         4.7
===========================================================================================================================
Specialty Retail               306,100   Intimate Brands, Inc.                                       5,815,900         1.2
===========================================================================================================================
                                         Total Earnings Turnaround (Cost--$214,745,225)            263,260,582        54.2
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
Financial Restructuring
---------------------------------------------------------------------------------------------------------------------------
Commercial Services            139,388  +Goss Holdings Inc. (Class B)                                   25,090         0.0
& Supplies
===========================================================================================================================
Household Durables           2,113,439  +New Millennium Homes, LLC (b)                               1,056,719         0.2
                                15,250   New Millennium Homes, LLC (Preferred)                             724         0.0
                           $14,141,000  +New Millennium Homes, LLC, 0% due 12/31/2004                8,484,600         1.8
===========================================================================================================================
Machinery                  $ 5,631,257   Goss Graphic Systems, Inc.,
                                            2.40% due 11/19/2005 (c)                                 1,069,939         0.2
===========================================================================================================================
Oil & Gas                    1,981,437   Gulfport Energy Corporation--
                                            Litigation Trust Certificates                                   20         0.0
===========================================================================================================================
Road & Rail                    220,760  +Trism, Inc.                                                   179,368         0.0
===========================================================================================================================
                                         Total Financial Restructuring (Cost--$26,808,007)          10,816,460         2.2
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
High Yield
---------------------------------------------------------------------------------------------------------------------------
Commercial Services        $       400  +San Jacinto Holdings, Inc., Senior Subordinated
& Supplies                                  Notes, 12% due 12/31/2002                                       32         0.0
===========================================================================================================================
Household Products         $12,260,000   Diamond Brands Operating, 10.125% due 4/15/2008             2,452,000         0.5
===========================================================================================================================
Road & Rail                $ 3,485,678   Trism, Inc., 12% due 2/15/2005                              2,405,118         0.5
===========================================================================================================================
                                         Total High Yield (Cost--$18,261,864)                        4,857,150         1.0
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
Operational Restructuring
---------------------------------------------------------------------------------------------------------------------------
Chemicals                      282,800   E.I. du Pont de Nemours and Company                        12,361,188         2.5
===========================================================================================================================
Commercial Services            255,100   Pitney Bowes Inc.                                           8,920,847         1.8
& Supplies
===========================================================================================================================
Computer & Peripherals         413,800   Compaq Computer Corporation                                 9,811,198         2.0
                               988,000  +Unisys Corporation                                         16,944,200         3.5
===========================================================================================================================
Diversified Financials         325,300   J.P. Morgan Chase & Co.                                    17,888,247         3.7
===========================================================================================================================
Diversified Telecom-           448,300   AT&T Corp.                                                 10,754,717         2.2
munication Services
===========================================================================================================================
Electrical Equipment           511,900   Thomas & Betts Corporation                                  9,951,336         2.1
===========================================================================================================================
Electronic Equipment &         217,700   Diebold, Incorporated                                       6,422,150         1.3
Instruments
===========================================================================================================================

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

SCHEDULE OF INVESTMENTS (concluded)

                                  Shares                                                                           Percent of
Industry                           Held              Investments                                      Value        Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Operational Restructuring
(concluded)
-----------------------------------------------------------------------------------------------------------------------------
Electric Utilities               166,400   Duke Energy Corporation                                $  6,085,248           1.3%
=============================================================================================================================
Health Care Providers &          158,700  +Tenet Healthcare Corporation                              6,922,494           1.4
Services
=============================================================================================================================
Software                         275,000  +Novell, Inc.                                              2,354,687           0.5
                               1,461,500  +Walker Interactive Systems, Inc. (d)                      3,288,375           0.7
=============================================================================================================================
                                           Total Operational Restructuring
                                           (Cost--$104,693,489)                                    111,704,687          23.0
=============================================================================================================================
                                           Total Investments (Cost--$414,485,880)                  446,238,901          91.8
=============================================================================================================================
                                 Face                                                                              Percent of
                                Amount                  Short-Term Securities                          Value       Net Assets
=============================================================================================================================
Commercial Paper*            $13,949,000   General Motors Acceptance Corp.,
                                              5.75% due 2/01/2001                                   13,949,000           2.9
=============================================================================================================================
                                           Total Short-Term Securities (Cost--$13,949,000)          13,949,000           2.9
=============================================================================================================================
Total Investments (Cost--$428,434,880)                                                             460,187,901          94.7

Other Assets Less Liabilities                                                                       25,525,162           5.3
                                                                                                  ------------         -----
Net Assets                                                                                        $485,713,063         100.0%
                                                                                                  ============         =====
=============================================================================================================================

  * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
  +   Non-income producing security.
(a)   American Depositary Receipts (ADR).
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(d) Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                Net Share      Net      Dividend
      Industry      Affiliate                    Activity      Cost      Income
      --------------------------------------------------------------------------
      Software      Walker Interactive
                    Systems, Inc.                 919,000   $2,414,031      +
      --------------------------------------------------------------------------
      + Non-income producing security.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2001

Assets:           Investments, at value (identified cost--$428,434,880) ......................                   $ 460,187,901
                  Cash .......................................................................                             177
                  Receivables:
                    Securities sold ..........................................................   $  41,121,346
                    Capital shares sold ......................................................         880,447
                    Interest .................................................................         769,072
                    Dividends ................................................................         351,013      43,121,878
                                                                                                 -------------
                  Prepaid registration fees and other assets .................................                          51,444
                                                                                                                 -------------
                  Total assets ...............................................................                     503,361,400
                                                                                                                 -------------
==============================================================================================================================
Liabilities:      Payables:
                    Securities purchased .....................................................      15,967,390
                    Capital shares redeemed ..................................................         836,728
                    Investment adviser .......................................................         417,598
                    Distributor ..............................................................         168,931      17,390,647
                                                                                                 -------------
                  Accrued expenses and other liabilities .....................................                         257,690
                                                                                                                 -------------
                  Total liabilities ..........................................................                      17,648,337
                                                                                                                 -------------
==============================================================================================================================
Net Assets:       Net assets .................................................................                   $ 485,713,063
                                                                                                                 =============
==============================================================================================================================
Net Assets        Class A Shares of Common Stock, $.10 par value, 50,000,000 shares
Consist of:       authorized .................................................................                   $   1,628,652
                  Class B Shares of Common Stock, $.10 par value, 100,000,000 shares
                  authorized .................................................................                       1,308,482
                  Class C Shares of Common Stock, $.10 par value, 50,000,000 shares
                  authorized .................................................................                         109,871
                  Class D Shares of Common Stock, $.10 par value, 100,000,000 shares
                  authorized .................................................................                         917,753
                  Paid-in capital in excess of par ...........................................                     442,813,690
                  Accumulated investment loss--net ...........................................                        (920,689)
                  Accumulated distributions in excess of investment income--net ..............                        (172,473)
                  Undistributed realized capital gains on investments--net ...................                       8,274,756
                  Unrealized appreciation on investments--net ................................                      31,753,021
                                                                                                                 -------------
                  Net assets .................................................................                   $ 485,713,063
                                                                                                                 =============
==============================================================================================================================
Net Asset Value:  Class A--Based on net assets of $203,449,194 and 16,286,520 shares
                  outstanding ................................................................                   $       12.49
                                                                                                                 =============
                  Class B--Based on net assets of $154,970,937 and 13,084,823 shares
                  outstanding ................................................................                   $       11.84
                                                                                                                 =============
                  Class C--Based on net assets of $12,792,895 and 1,098,715 shares
                  outstanding ................................................................                   $       11.64
                                                                                                                 =============
                  Class D--Based on net assets of $114,500,037 and 9,177,531 shares
                  outstanding ................................................................                   $       12.48
                                                                                                                 =============
==============================================================================================================================

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

Statement of Operations for the Six Months Ended January 31, 2001

Investment           Dividends ....................................................                    $  3,378,348
Income:              Interest and discount earned .................................                       2,378,271
                                                                                                       ------------
                     Total income .................................................                       5,756,619
                                                                                                       ------------
===================================================================================================================
Expenses:            Investment advisory fees .....................................      $ 2,443,827
                     Account maintenance and distribution fees--Class B ...........          775,348
                     Transfer agent fees--Class A .................................          147,582
                     Account maintenance fees--Class D ............................          135,914
                     Transfer agent fees--Class B .................................          122,534
                     Transfer agent fees--Class D .................................           75,352
                     Account maintenance and distribution fees--Class C ...........           56,197
                     Accounting services ..........................................           47,922
                     Professional fees ............................................           42,636
                     Printing and shareholder reports .............................           34,550
                     Registration fees ............................................           21,535
                     Directors' fees and expenses .................................           18,840
                     Custodian fees ...............................................           14,719
                     Transfer agent fees--Class C .................................            9,634
                     Pricing fees .................................................            1,731
                     Other ........................................................           11,702
                                                                                         -----------
                     Total expenses ...............................................                       3,960,023
                                                                                                       ------------
                     Investment income--net .......................................                       1,796,596
                                                                                                       ------------
===================================================================================================================
Realized &           Realized gain on investments--net ............................                      25,548,222
Unrealized Gain on   Change in unrealized appreciation on investments--net ........                      25,393,894
Investments--Net:                                                                                      ------------
                     Net Increase in Net Assets Resulting from Operations .........                    $ 52,738,712
                                                                                                       ============
===================================================================================================================

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

Statements of Changes in Net Assets

                                                                                              For the Six        For the
                                                                                              Months Ended      Year Ended
                                                                                               January 31,       July 31,
Increase (Decrease) in Net Assets:                                                                2001             2000
============================================================================================================================
Operations:       Investment income--net ..................................................   $   1,796,596    $   2,373,280
                  Realized gain on investments and foreign currency transactions--net .....      25,548,222       93,613,287
                  Change in unrealized appreciation/depreciation on investments and
                  foreign currency transactions--net ......................................      25,393,894      (31,241,270)
                                                                                              -------------    -------------
                  Net increase in net assets resulting from operations ....................      52,738,712       64,745,297
                                                                                              -------------    -------------
============================================================================================================================
Dividends &       Investment income--net:
Distributions to    Class A ...............................................................      (1,757,357)      (3,313,779)
Shareholders:       Class B ...............................................................        (191,285)         (59,825)
                    Class C ...............................................................         (28,313)          (9,088)
                    Class D ...............................................................        (710,832)        (919,281)
                  In excess of investment income--net:
                    Class A ...............................................................              --         (132,855)
                    Class B ...............................................................              --           (2,398)
                    Class C ...............................................................              --             (364)
                    Class D ...............................................................              --          (36,856)
                  Realized gain on investments--net:
                    Class A ...............................................................     (44,501,994)     (23,130,472)
                    Class B ...............................................................     (33,087,425)     (19,332,398)
                    Class C ...............................................................      (2,408,048)        (871,784)
                    Class D ...............................................................     (21,988,588)      (8,296,448)
                                                                                              -------------    -------------
                  Net decrease in net assets resulting from dividends and distributions
                  to shareholders .........................................................    (104,673,842)     (56,105,548)
                                                                                              -------------    -------------
============================================================================================================================
Capital Share     Net increase (decrease) in net assets derived from capital
Transactions:     share transactions ......................................................      30,672,124      (39,231,265)
                                                                                              -------------    -------------
============================================================================================================================
Net Assets:       Total decrease in net assets ............................................     (21,263,006)     (30,591,516)
                  Beginning of period .....................................................     506,976,069      537,567,585
                                                                                              -------------    -------------
                  End of period ...........................................................   $ 485,713,063    $ 506,976,069
                                                                                              =============    =============
============================================================================================================================

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

Financial Highlights

                                                                                                Class A+
                                                                    ------------------------------------------------------------
                                                                      For the
The following per share data and ratios have been derived           Six Months
from information provided in the financial statements.                 Ended                For the Year Ended July 31,
                                                                    January 31,    ---------------------------------------------
Increase (Decrease) in Net Asset Value:                                2001          2000        1999        1998        1997
================================================================================================================================
Per Share          Net asset value, beginning of period .........    $   13.89     $   13.71   $   13.49   $   15.32   $   13.37
Operating                                                            ---------     ---------   ---------   ---------   ---------
Performance:       Investment income--net .......................          .07           .12         .13         .12         .10
                   Realized and unrealized gain on investments
                   and foreign currency transactions--net .......         1.40          1.55        2.11        1.33        3.46
                                                                     ---------     ---------   ---------   ---------   ---------
                   Total from investment operations .............         1.47          1.67        2.24        1.45        3.56
                                                                     ---------     ---------   ---------   ---------   ---------
                   Less dividends and distributions:
                     Investment income--net .....................         (.11)         (.18)       (.13)       (.11)       (.06)
                     In excess of investment income--net ........           --          (.01)         --          --          --
                     Realized gain on investments--net ..........        (2.76)        (1.30)      (1.89)      (3.17)      (1.55)
                                                                     ---------     ---------   ---------   ---------   ---------
                   Total dividends and distributions ............        (2.87)        (1.49)      (2.02)      (3.28)      (1.61)
                                                                     ---------     ---------   ---------   ---------   ---------
                   Net asset value, end of period ...............    $   12.49     $   13.89   $   13.71   $   13.49   $   15.32
                                                                     =========     =========   =========   =========   =========
================================================================================================================================
Total Investment   Based on net asset value per share ...........       12.03%++      13.03%      24.15%      10.98%      29.78%
Return:**                                                            =========     =========   =========   =========   =========
================================================================================================================================
Ratios to Average  Expenses .....................................        1.22%*        1.21%       1.27%       1.24%       1.26%
Net Assets:                                                          =========     =========   =========   =========   =========
                   Investment income--net .......................        1.14%*         .87%       1.11%        .83%        .77%
                                                                     =========     =========   =========   =========   =========
================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .....    $ 203,449     $ 223,134   $ 245,712   $ 283,005   $ 301,936
Data:                                                                =========     =========   =========   =========   =========
                   Portfolio turnover ...........................       61.55%        95.11%      80.60%      81.20%      81.46%
                                                                     =========     =========   =========   =========   =========
================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

Financial Highlights (continued)

                                                                                                Class B+
                                                                    --------------------------------------------------------------
                                                                      For the
The following per share data and ratios have been derived           Six Months
from information provided in the financial statements.                 Ended                For the Year Ended July 31,
                                                                    January 31,    -----------------------------------------------
Increase (Decrease) in Net Asset Value:                                2001           2000         1999        1998         1997
==================================================================================================================================
Per Share          Net asset value, beginning of period .........    $   13.23     $   13.06    $   12.93   $   14.82    $   12.99
Operating                                                            ---------     ---------    ---------   ---------    ---------
Performance:       Investment income (loss)--net ................          .01          (.02)         .01        (.03)        (.03)
                   Realized and unrealized gain on investments
                   and foreign currency transactions--net .......         1.33          1.47         2.02        1.28         3.35
                                                                     ---------     ---------    ---------   ---------    ---------
                   Total from investment operations .............         1.34          1.45         2.03        1.25         3.32
                                                                     ---------     ---------    ---------   ---------    ---------
                   Less dividends and distributions:
                     Investment income--net .....................         (.02)           --++       (.01)       (.01)          --
                     In excess of investment income--net ........           --            --++         --          --           --
                     Realized gain on investments--net ..........        (2.71)        (1.28)       (1.89)      (3.13)       (1.49)
                                                                     ---------     ---------    ---------   ---------    ---------
                   Total dividends and distributions ............        (2.73)        (1.28)       (1.90)      (3.14)       (1.49)
                                                                     ---------     ---------    ---------   ---------    ---------
                   Net asset value, end of period ...............    $   11.84     $   13.23    $   13.06   $   12.93    $   14.82
                                                                     =========     =========    =========   =========    =========
==================================================================================================================================
Total Investment   Based on net asset value per share ...........       11.43%@       11.85%       22.97%       9.84%       28.48%
Return:**                                                            =========     =========    =========   =========    =========
==================================================================================================================================
Ratios to Average  Expenses .....................................        2.24%*        2.23%        2.30%       2.26%        2.29%
Net Assets:                                                          =========     =========    =========   =========    =========
                   Investment income (loss)--net ................         .12%*        (.12%)        .08%       (.18%)       (.26%)
                                                                     =========     =========    =========   =========    =========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .....    $ 154,971     $ 165,524    $ 199,132   $ 286,396    $ 337,022
Data:                                                                =========     =========    =========   =========    =========
                   Portfolio turnover ...........................       61.55%        95.11%       80.60%      81.20%       81.46%
                                                                     =========     =========    =========   =========    =========
==================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Amount is less than $.01 per share.
 @    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

Financial Highlights (continued)

                                                                                                Class C+
                                                                    -------------------------------------------------------------
                                                                      For the
The following per share data and ratios have been derived           Six Months
from information provided in the financial statements.                 Ended                For the Year Ended July 31,
                                                                    January 31,    ----------------------------------------------
Increase (Decrease) in Net Asset Value:                                2001           2000         1999        1998         1997
=================================================================================================================================
Per Share          Net asset value, beginning of period .........    $  13.07      $  12.94     $ 12.83     $  14.72     $  12.92
Operating                                                            --------      --------     -------     --------     --------
Performance:       Investment income (loss)--net ................         .01          (.03)        .01         (.03)        (.04)
                   Realized and unrealized gain on investments
                   and foreign currency transactions--net .......        1.30          1.47        2.00         1.29         3.33
                                                                     --------      --------     -------     --------     --------
                   Total from investment operations .............        1.31          1.44        2.01         1.26         3.29
                                                                     --------      --------     -------     --------     --------
                   Less dividends and distributions:
                     Investment income--net .....................        (.03)         (.01)       (.01)        (.02)          --
                     In excess of investment income--net ........          --            --++        --           --           --
                     Realized gain on investments--net ..........       (2.71)        (1.30)      (1.89)       (3.13)       (1.49)
                                                                     --------      --------     -------     --------     --------
                   Total dividends and distributions ............       (2.74)        (1.31)      (1.90)       (3.15)       (1.49)
                                                                     --------      --------     -------     --------     --------
                   Net asset value, end of period ...............    $  11.64      $  13.07     $ 12.94     $  12.83     $  14.72
                                                                     ========      ========     =======     ========     ========
=================================================================================================================================
Total Investment   Based on net asset value per share ...........      11.40%@       11.85%      22.95%        9.90%       28.39%
Return:**                                                            ========      ========     =======     ========     ========
=================================================================================================================================
Ratios to Average  Expenses .....................................       2.25%*        2.24%       2.31%        2.27%        2.30%
Net Assets:                                                          ========      ========     =======     ========     ========
                   Investment income (loss)--net ................        .10%*        (.24%)       .06%        (.19%)       (.27%)
                                                                     ========      ========     =======     ========     ========
=================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .....    $ 12,793      $ 11,570     $ 8,245     $ 11,316     $ 14,448
Data:                                                                ========      ========     =======     ========     ========
                   Portfolio turnover ...........................      61.55%        95.11%      80.60%       81.20%       81.46%
                                                                     ========      ========     =======     ========     ========
=================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Amount is less than $.01 per share.
 @    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

Financial Highlights (continued)

                                                                                                Class D+
                                                                    -------------------------------------------------------------
                                                                      For the
The following per share data and ratios have been derived           Six Months
from information provided in the financial statements.                 Ended                For the Year Ended July 31,
                                                                    January 31,    ----------------------------------------------
Increase (Decrease) in Net Asset Value:                                2001           2000         1999        1998         1997
=================================================================================================================================
Per Share          Net asset value, beginning of period .........    $   13.86     $   13.67    $  13.45    $  15.29     $  13.35
Operating                                                            ---------     ---------    --------    --------     --------
Performance:       Investment income--net .......................          .05           .08         .10         .08          .07
                   Realized and unrealized gain on investments
                   and foreign currency transactions--net .......         1.41          1.56        2.11        1.33         3.45
                                                                     ---------     ---------    --------    --------     --------
                   Total from investment operations .............         1.46          1.64        2.21        1.41         3.52
                                                                     ---------     ---------    --------    --------     --------
                   Less dividends and distributions:
                     Investment income--net .....................         (.09)         (.14)       (.10)       (.09)        (.04)
                     In excess of investment income--net ........           --          (.01)         --          --           --
                     Realized gain on investments--net ..........        (2.75)        (1.30)      (1.89)      (3.16)       (1.54)
                                                                     ---------     ---------    --------    --------     --------
                   Total dividends and distributions ............        (2.84)        (1.45)      (1.99)      (3.25)       (1.58)
                                                                     ---------     ---------    --------    --------     --------
                   Net asset value, end of period ...............    $   12.48     $   13.86    $  13.67    $  13.45     $  15.29
                                                                     =========     =========    ========    ========     ========
=================================================================================================================================
Total Investment   Based on net asset value per share ...........       11.95%@       12.77%      23.87%      10.70%       29.44%
Return:**                                                            =========     =========    ========    ========     ========
=================================================================================================================================
Ratios to Average  Expenses .....................................        1.47%*        1.46%       1.52%       1.51%        1.52%
Net Assets:                                                          =========     =========    ========    ========     ========
                   Investment income--net .......................         .88%*         .55%        .88%        .59%         .54%
                                                                     =========     =========    ========    ========     ========
=================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .....    $ 114,500     $ 106,748    $ 84,479    $ 89,691     $ 85,409
Data:                                                                =========     =========    ========    ========     ========
                   Portfolio turnover ...........................       61.55%        95.11%      80.60%      81.20%       81.46%
                                                                     =========     =========    ========    ========     ========
=================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Focus Value Fund, Inc. (the "Fund") (formerly Merrill Lynch Phoenix Fund, Inc.) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will amortize premiums and discounts on debt securities under a different method effective August 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of July 31, 2001.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of investment income are due primarily to differing tax treatments for post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor") which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following rates: 1.00% of average daily net assets not exceeding $500 million; .95% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .90% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                 Account            Distribution
                                              Maintenance Fee            Fee
--------------------------------------------------------------------------------
Class B ..............................             .25%                 .75%
Class C ..............................             .25%                 .75%
Class D ..............................             .25%                  --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ............................                  $305               $ 4,813
Class D ............................                  $761               $11,263
--------------------------------------------------------------------------------

For the six months ended January 31, 2001, MLPF&S received contingent deferred sales charges of $38,493 and $1,601 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $29 relating to transactions subject to front-end sales charge waivers in Class D Shares.

In addition, MLPF&S received $139,335 in commissions on the execution of portfolio security transactions for the Fund for the six months ended January 31, 2001.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM through December 31, 2000. Up to this date, the Fund reimbursed FAM $38,169 for these services. As of January 1, 2001, accounting services are provided for the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2001 were $281,571,403 and $379,049,906, respectively.

Net realized gains (losses) for the six months ended January 31, 2001 and net unrealized gains as of January 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                                Realized             Unrealized
                                             Gains (Losses)             Gains
--------------------------------------------------------------------------------
Long-term investments ...............         $ 25,548,290          $ 31,753,021
Short-term investments ..............                  (68)                   --
                                              ------------          ------------
Total ...............................         $ 25,548,222          $ 31,753,021
                                              ============          ============
--------------------------------------------------------------------------------

As of January 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $31,753,021, of which $88,487,610 related to appreciated securities and $56,734,589 related to depreciated securities. At January 31, 2001, the aggregate cost of investments for Federal income tax purposes was $428,434,880.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $30,672,124 and $(39,231,265) for the six months ended January 31, 2001 and for the year ended July 31, 2000, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended January 31, 2001                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................             739,691         $  9,006,654
Shares issued to shareholders
in reinvestment of
dividends and distributions ..........           3,384,653           40,805,004
                                                ----------         ------------
Total issued .........................           4,124,344           49,811,658
Shares redeemed ......................          (3,900,530)         (45,716,526)
                                                ----------         ------------
Net increase .........................             223,814         $  4,095,132
                                                ==========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2000                               Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................           1,957,480         $ 27,025,897
Shares issued to shareholders
in reinvestment of
dividends and distributions ..........           1,811,355           23,706,117
                                                ----------         ------------
Total issued .........................           3,768,835           50,732,014
Shares redeemed ......................          (5,624,590)         (76,340,293)
                                                ----------         ------------
Net decrease .........................          (1,855,755)        $(25,608,279)
                                                ==========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended January 31, 2001                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................             851,270         $ 10,255,320
Shares issued to shareholders
in reinvestment of
dividends and distributions ..........           2,582,030           29,604,575
                                                ----------         ------------
Total issued .........................           3,433,300           39,859,895
Shares redeemed ......................          (2,382,747)         (27,946,867)
Automatic conversion
of shares ............................            (477,544)          (5,669,024)
                                                ----------         ------------
Net increase .........................             573,009         $  6,244,004
                                                ==========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2000                               Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................           2,592,979         $ 34,046,767
Shares issued to shareholders
in reinvestment of
dividends and distributions ..........           1,400,187           17,545,554
                                                ----------         ------------
Total issued .........................           3,993,166           51,592,321
Shares redeemed ......................          (4,842,940)         (64,065,467)
Automatic conversion
of shares ............................          (1,889,843)         (25,434,824)
                                                ----------         ------------
Net decrease .........................          (2,739,617)        $(37,907,970)
                                                ==========         ============
--------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended January 31, 2001                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................           225,074          $ 2,487,523
Shares issued to shareholders
in reinvestment of
dividends and distributions ............           186,709            2,105,755
                                                  --------          -----------
Total issued ...........................           411,783            4,593,278
Shares redeemed ........................          (198,472)          (2,277,000)
                                                  --------          -----------
Net increase ...........................           213,311          $ 2,316,278
                                                  ========          ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended January 31, 2001                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................           451,630          $ 5,923,944
Shares issued to shareholders
in reinvestment of
dividends and distributions ............            59,053              732,030
                                                  --------          -----------
Total issued ...........................           510,683            6,655,974
Shares redeemed ........................          (262,641)          (3,428,132)
                                                  --------          -----------
Net increase ...........................           248,042          $ 3,227,842
                                                  ========          ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended January 31, 2001                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................             537,484         $  6,747,130
Automatic conversion
of shares ............................             454,060            5,669,024
Shares issued to shareholders
in reinvestment of
dividends and distributions ..........           1,738,869           20,926,526
                                                ----------         ------------
Total issued .........................           2,730,413           33,342,680
Shares redeemed ......................          (1,254,154)         (15,325,970)
                                                ----------         ------------
Net increase .........................           1,476,259         $ 18,016,710
                                                ==========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended January 31, 2001                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................           1,151,701         $ 16,082,632
Automatic conversion
of shares ............................           1,808,040           25,434,824
Shares issued to shareholders
in reinvestment of
dividends and distributions ..........             645,789            8,445,067
                                                ----------         ------------
Total issued .........................           3,605,530           49,962,523
Shares redeemed ......................          (2,081,970)         (28,905,381)
                                                ----------         ------------
Net increase .........................           1,523,560         $ 21,057,142
                                                ==========         ============
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 1, 2000, the Fund, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended January 31, 2001.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2001

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Robert C. Doll, Jr., Senior Vice President
Robert J. Martorelli, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Allan J. Oster, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Director of Merrill Lynch Focus Value Fund, Inc. has recently retired. The Fund's Board of Directors wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

The Chase Manhattan Bank, N.A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

[LOGO] Merrill Lynch  Investment Managers
         [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Focus Value Fund, Inc.
Box 9011
Princeton, NJ
08543

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